NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
Brookfield Renewables non-controlling interests are comprised of the following as at December 31:
(MILLIONS)	2017	2016
Participating non-controlling interests - in operating subsidiaries	$6,298	$5,589
General partnership interest in a holding subsidiary held by Brookfield	58	55
Participating non-controlling interests - in a holding subsidiary -
Redeemable/Exchangeable units held by Brookfield	2,843	2,680
Preferred equity	616	576
	$9,815	$8,900

The net change in participating non-controlling interests in operating entities is as follows:
						Isagen
	Brookfield				Isagen	public
	Americas	Brookfield	Brookfield	The	institu-	non-con
Infrastructure		Infrastructure	Infrastructure	Catalyst	tional	-trolling
(MILLIONS)	Fund	Fund II	Fund III	Group	investors	interests	Other	Total
As at December 31, 2014	$914	$937	$-	$126	$-	$-	$85	$2,062
Net income	26	27	-	14	-	-	2	69
OCI	89	144	-	(12)	-	-	(17)	204
Capital contributions	-	460	-	-	-	-	-	460
Distributions	(70)	(126)	-	(7)	-	-	(5)	(208)
Other	(1)	(1)	-	-	-	-	2	-
As at December 31, 2015	$958	$1,441	$-	$121	$-	$-	$67	$2,587
Net (loss) income	(18)	(16)	15	16	47	19	2	65
OCI	46	228	-	2	148	205	6	635
Capital contributions	-	74	1,074	-	1,473	-	-	2,621
Acquisition	-	-	-	-	-	1,417	-	1,417
Distributions	(23)	(73)	(7)	(12)	-	-	(4)	(119)
MTO adjustments	-	-	3	-	7	(1,627)	-	(1,617)
As at December 31, 2016	$963	$1,654	$1,085	$127	$1,675	$14	$71	$5,589
Net (loss) income	(29)	(13)	33	12	47	-	3	53
OCI	(76)	269	111	2	78	(1)	-	383
Capital contributions	-	89	186	-	19	-	-	294
Acquisition	-	-	525	-	-	-	-	525
Distributions	(8)	(317)	(88)	(7)	(115)	-	(4)	(539)
Purchase of Isagen shares	-	-	(1)	-	(5)	5	-	(1)
Other	-	-	1	-	2	(9)	-	(6)
As at December 31, 2017	$850	$1,682	$1,852	$134	$1,701	$9	$70	$6,298
Interests held by third parties	75-80%	50-60%	23-71%	25%	53%	0.5%	21-50%

The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:
	Brookfield
	Americas	Brookfield	Brookfield
	Infrastructure	Infrastructure	Infrastructure	The Catalyst
(MILLIONS)	Fund	Fund II	Fund III(1)	Group	Isagen(2)	Other	Total
Interests held by third parties	75-80%	50-60%	69-71%	25%	76%	21-50%
Place of business	United States,Brazil	United States,Brazil,Europe	United States, Brazil, India, China, South Africa	United States	Colombia	United States,Brazil,Canada
For the year ended
December 31, 2015:
Revenue	$136	$402	$-	$160	$-	$30	$728
Net income	34	49	-	56	-	8	147
Total comprehensive
income (loss)	144	247	-	8	-	(51)	348
Net income allocated to
non-controlling interests	26	27	-	14	-	2	69
For the year ended
December 31, 2016:
Revenue	$118	$394	$28	$164	$819	$27	$1,550
Net (loss) income	(22)	(23)	(8)	62	110	5	124
Total comprehensive
income (loss)	37	356	(8)	70	502	31	988
Net (loss) income allocated to
non-controlling interests	(18)	(16)	(5)	16	86	2	65
As at December 31, 2016:
Property, plant and
equipment, at fair value	$1,807	$4,816	$848	$970	$5,275	$417	$14,133
Total assets	1,865	5,125	855	1,072	6,539	428	15,884
Total borrowings	571	1,881	313	450	1,924	41	5,180
Total liabilities	631	2,235	319	466	3,396	60	7,107
Carrying value of non-
controlling interests	$963	$1,654	$383	$127	$2,391	$71	$5,589
For the year ended
December 31, 2017:
Revenue	$123	$430	$53	$135	$797	$32	$1,570
Net (loss) income	(34)	(20)	18	47	89	7	107
Total comprehensive
(loss) income	(133)	529	126	57	236	-	815
Net (loss) income allocated
to non-controlling interests	(29)	(13)	13	12	67	3	53
As at December 31, 2017:
Property, plant and
equipment, at fair value	$1,667	$5,153	$2,149	$964	$5,401	$411	$15,745
Total assets	1,718	5,430	3,294	1,066	6,526	426	18,460
Total borrowings	556	2,040	1,502	413	1,858	42	6,411
Total liabilities	628	2,422	1,678	432	3,336	63	8,559
Carrying value of non-
controlling interests	$850	$1,682	$1,138	$134	$2,424	$70	$6,298

  Excludes information relating to Isagen which is presented separately.
  The total third parties ownership interest in Isagen as of December 31, 2017 was 75.9% and comprised of Brookfield Infrastructure Fund III: 22.9%, Isagen Institutional investors 52.5% and Isagen public non-controlling interests: 0.5%.

The composition of the distributions for the year ended December 31 is presented in the following table:
(MILLIONS)	2017	2016
General partnership interest in a holding
subsidiary held by Brookfield	$5	$5
Incentive distribution	30	19
	$35	$24

Participating non-controlling interests - in a
holding subsidiary - Redeemable/
Exchangeable units held by Brookfield	$243	$232
	$278	$256

The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests in a holding subsidiary Redeemable or Exchangeable units held by Brookfield:
(MILLIONS)	2017	2016	2015
For the year ended December 31:
Revenue	$2,625	$2,452	$1,628
Net income	51	40	103
Comprehensive income	1,401	1,369	5
Net income allocated to(1):
GP interest	(1)	-	-
Redeemable/Exchangeable partnership units	(23)	(29)	1
As at December 31:
Property, plant and equipment, at fair value	$27,096	$25,257
Total assets	30,904	27,737
Total borrowings	11,766	10,182
Total liabilities	16,622	15,065
Carrying value of(2):
GP interest	58	55
Redeemable/Exchangeable partnership units	2,843	2,680

  Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 173.5 million, respectively (2016: 2.7 million, 129.7 million, and 156.4 million, respectively and 2015: 2.7 million, 129.7 million, and 143.3 million, respectively).
  Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 180.4 million, respectively (2016: 2.7 million, 129.7 million, and 166.8 million, respectively).

Brookfield Renewables preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (BRP Equity) as follows:
			Earliest	Dividends declared
		Cumulative	permitted	for the year ended
(MILLIONS EXCEPT	Shares	dividend	redemption	December 31
AS NOTED)	outstanding	rate (%)	date	2017	2016	2017	2016
Series 1 (C$136)	5.45	3.36	Apr 30, 2020	$4	$3	$108	$101
Series 2 (C$113)(1)	4.51	3.63	Apr 30, 2020	3	3	90	84
Series 3 (C$249)	9.96	4.40	Jul 31, 2019	8	8	197	185
Series 5 (C$103)	4.11	5.00	Apr 30, 2018	4	4	82	76
Series 6 (C$175)	7.00	5.00	Jul 31, 2018	7	7	139	130
	31.03			$26	$25	$616	$576

Dividend rate represents annualized distribution based on the most recent quarterly floating rate.